Due to Depositors	12 Months Ended
Dec. 31, 2012
Due to Depositors
Due to Depositors

9.                       Due to Depositors

Amounts due to depositors at December 31 are as follows:

	2012	2011
Non-interest bearing demand	$75,809,939	$69,119,138
Savings	116,039,419	103,609,613
Money market and interest-bearing checking	235,278,101	236,523,193
Time deposits	139,828,818	140,328,624
Mortgage escrow funds	1,308,333	1,044,022
Total due to depositors	$568,264,610	$550,624,590

At December 31, 2012 and 2011, time deposits with balances in excess of $100,000 totaled $52,473,111 and $50,725,385, respectively.

The contractual maturity of time deposits as of December 31, are as follows:

	2012		2011
Maturity	Amount	Percent	Amount	Percent
One year or less	$94,391,579	67.5%	$99,609,377	71.0%
One to two years	18,576,084	13.3	15,525,191	11.1
Two to three years	9,155,966	6.6	10,425,319	7.4
Three to four years	9,247,660	6.6	6,227,121	4.4
Four to five years	8,457,529	6.0	8,536,161	6.1
Over five years	—	0.0	5,455	0.0
	$139,828,818	100.0%	$140,328,624	100.0%